SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [text block] [Abstract]
Disclosure of share-based payment arrangements [text block]

39   SHARE-BASED PAYMENTS

During the year ended 31 December 2019 Lloyds Banking Group pic operated a number of share-based payment schemes for which employees of the Lloyds Bank Group were eligible and all of which are equity settled. Details of all schemes operated by Lloyds Banking Group are set out below; these are managed and operated on a Lloyds Banking Group-wide basis. The amount charged to the Group’s income statement in respect of Lloyds Banking Group share-based payment schemes, and which is included within staff costs (note 9), was £337 million (2018: £417 million; 2017: £414 million) with a further £6 million in 2018 (2017: £23 million) included within discontinued operations (see note 13).

During the year ended 31 December 2019 the Lloyds Banking Group operated the following share-based payment schemes, all of which are equity settled.

Group Performance Share plan

The Group operates a Group Performance Share plan that is equity settled. Bonuses in respect of employee performance in 2019 have been recognised in the charge in line with the proportion of the deferral period completed.

Save-As-You-Earn schemes

Eligible employees may enter into contracts through the Save-As-You-Earn (SAYE) schemes to save up to £500 per month and, at the expiry of a fixed term of three years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the Group at a discounted price of no less than 80 per cent of the market price at the start of the invitation.

Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2019			2018
		Weighted			Weighted
		average			average
	Number of	exercise price		Number of	exercise price
	options	(pence	)	options	(pence	)
Outstanding at 1 January	802,994,918	49.30		860,867,088	51.34
Granted	487,654,212	39.87		188,866,162	47.92
Exercised	(27,303,963)	51.23		(135,721,404)	59.00
Forfeited	(15,830,204)	48.69		(22,909,999)	49.85
Cancelled	(130,068,149)	49.03		(78,073,042)	50.66
Expired	(49,352,741)	58.74		(10,033,887)	55.20
Outstanding at 31 December	1,068,094,073	44.55		802,994,918	49.30
Exercisable at 31 December	227,139	60.70		68,378	60.02

The weighted average share price at the time that the options were exercised during 2019 was £0.59 (2018: £0.67). The weighted average remaining contractual life of options outstanding at the end of the year was 2.22 years (2018: 2.16 years).

The weighted average fair value of SAYE options granted during 2019 was £0.10 (2018: £0.13). The fair values of the SAYE options have been determined using a standard Black-Scholes model.

Other share option plans

Lloyds Banking Group Executive Share Plan 2003

The Plan was adopted in December 2003 and under the Plan share options may be granted to senior employees. Options under this plan have been granted specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.

Participants are not entitled to any dividends paid during the vesting period.

	2019			2018
	Number of options	Weighted average exercise price (pence	)	Number of options	Weighted average exercise price (pence	)
Outstanding at 1 January	10,263,028	Nil		14,523,989	Nil
Granted	2,336,171	Nil		3,914,599	Nil
Exercised	(4,455,481)	Nil		(6,854,043)	Nil
Vested	(69,005)	Nil		(148,109)	Nil
Forfeited	(39,250)	Nil		(662,985)	Nil
Lapsed	(400,825)	Nil		(510,423)	Nil
Outstanding at 31 December	7,634,638	Nil		10,263,028	Nil
Exercisable at 31 December	2,683,267	Nil		3,305,442	Nil

The weighted average fair value of options granted in the year was £0.59 (2018: £0.55). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2019 was £0.60 (2018: £0.65). The weighted average remaining contractual life of options outstanding at the end of the year was 3.8 years (2018: 5.2 years).

Other share plans

Lloyds Banking Group Executive Share Ownership Plan

The plan, introduced in 2006, is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Group over a three year period. Awards are made within limits set by the rules of the plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.

At the end of the performance period for the 2016 grant, the targets had not been fully met and therefore these awards vested in 2019 at a rate of 68.7 per cent.

	2019 Number of shares	2018 Number of shares
Outstanding at 1 January	417,385,636	370,804,915
Granted	174,490,843	160,586,201
Vested	(88,318,950)	(73,270,301)
Forfeited	(55,029,439)	(48,108,870)
Dividend award	11,376,655	7,373,691
Outstanding at 31 December	459,904,745	417,385,636

Awards in respect of the 2017 grant vested in 2020 at a rate of 49.7 per cent. For the 2017 grant, participants are entitled to any dividends paid during the vesting period. An amount equal in value to any dividends paid between the award date and the date the Remuneration Committee determine that the performance conditions were met, will be paid, based on the number of shares that vest. The Remuneration Committee can determine if any dividends are to be paid in cash or in shares. Details of the performance conditions for the plan are provided in the Directors’ remuneration report.

The weighted average fair value of awards granted in the year was £0.45 (2018: £0.48).

CFO Buyout

William Chalmers joined the Group on 3 June 2019 and was appointed as Chief Financial Officer on 1 August 2019 on the retirement of George Culmer. He was granted deferred share awards over 4,086,632 shares, to replace unvested awards from his former employer, Morgan Stanley, that were forfeited as a result of him joining the Group.

2019 Number of shares
Outstanding at 1 January	–
Granted	4,086,632
Exercised	(818,172)
Outstanding at 31 December	3,268,460

The weighted average fair value of awards granted in the year was £0.55.

The fair value calculations at 31 December 2019 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	Save-As-You-Earn	Executive Share Plan 2003	LTIP	CFO Buyout
Weighted average risk-free interest rate	0.36%	0.62%	0.83%	0.64%
Weighted average expected life	3.2 years	1.3 years	3.7 years	1.4 years
Weighted average expected volatility	20%	23%	27%	19%
Weighted average expected dividend yield	4.0%	4.0%	4.0%	4.0%
Weighted average share price	£0.53	£0.62	£0.63	£0.58
Weighted average exercise price	£0.40	Nil	Nil	Nil

Expected volatility is a measure of the amount by which the Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.

Share Incentive Plan

Free Shares

An award of shares may be made annually to employees up to a maximum of £3,600. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.

On 9 May 2019, the Group made an award of £200 (2018: £200) of shares to all eligible employees. The number of shares awarded was 22,422,337 (2018: 21,513,300), with an average fair value of £0.62 (2018: £0.67) based on the market price at the date of award.

Matching shares

The Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three year period for other than a ‘good’ reason, all of the matching shares are forfeited. Similarly if the employees sell their purchased shares within three years, their matching shares are forfeited.

The number of shares awarded relating to matching shares in 2019 was 37,346,812 (2018: 34,174,161), with an average fair value of £0.56 (2018: £0.63), based on market prices at the date of award.

Fixed share awards

Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group shares, released over five years with 20 per cent being released each year following the year of award. The number of shares purchased in 2019 was 8,239,332 (2018: 8,965,562).

The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Group, there is no change to the timeline for which shares will become unrestricted.